BUSINESS SEGMENT INFORMATION (Details Narrative) (USD $)				12 Months Ended			9 Months Ended
	Jul. 31, 2013	Oct. 31, 2012 Homes	Jul. 31, 2012	Oct. 31, 2012 Jack Frost Mountain And Big Boulder Ski Area	Oct. 31, 2011 Jack In The Box	Oct. 31, 2010 Applebees	Jul. 31, 2012 JFBB Ski Areas, Inc.	Jul. 31, 2012 Phyllis Enfield Trust	Jul. 31, 2013 Hanson Aggregates BMC, Inc.	Jul. 31, 2013 The Wildlands Conservancy
Proceeds from sale of real estate				$ 9,000,000	$ 1,911,419	$ 1,450,000
Material property sales	$ 6,600,000		$ 10,911,419				$ 9,000,000	$ 1,911,419	$ 1,600,000	$ 5,000,000
Type of disposal							Material property sale	Material property sale	Material property sale	Material property sale
Number of finished single family homes		22
Number of finished condominium units		18